Consolidated Balance Sheet (Parenthetical) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Statement of Financial Position [Abstract]
Common Stock Par Value	$ 0.01	$ 0.01
Common Stock, Shares Authorized	450,000,000	450,000,000
Common Stock, shares issued	140,299,695	133,403,931
Common Stock, Shares Outstanding	140,299,695	133,403,931